Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.6%
	Aerospace/Defense—1.4%
$200,000	TransDigm UK Holdings PLC, Sr. Sub., 6.875%, 5/15/2026	$215,500
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	109,000
500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	538,125
575,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	585,063
200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	211,000
475,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	491,625
	TOTAL	2,150,313
	Automotive—3.1%
625,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	510,937
725,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	692,375
600,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	636,000
50,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	51,293
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	272,209
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	279,414
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	329,062
375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	390,000
50,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	52,750
975,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	989,625
600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	591,000
	TOTAL	4,794,665
	Banking—0.2%
325,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	365,225
	Building Materials—2.0%
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	77,438
600,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	630,750
75,000	Beacon Roofing Supply, Inc., 144A, 4.500%, 11/15/2026	75,656
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	395,048
625,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	626,562
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	132,344
575,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	567,812
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	622,680
	TOTAL	3,128,290
	Cable Satellite—9.2%
325,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	343,687
775,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	792,437
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	584,344
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	673,562
275,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	293,563
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	530,000
375,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	385,781
325,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	342,843
400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	400,580
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	209,274
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	250,504
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	482,760

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	$311,066
225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	242,483
450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	484,875
450,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	486,000
700,000	Charter Communications Holdings II, 5.750%, 1/15/2024	717,500
900,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	895,500
200,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	204,300
500,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	504,845
475,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	445,502
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	311,799
100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	103,520
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	624,000
300,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	321,000
850,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	894,625
400,000	Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	412,500
200,000	Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	210,310
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	209,000
200,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	206,750
200,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	206,750
700,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	733,250
300,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	309,750
200,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	209,750
	TOTAL	14,334,410
	Chemicals—2.4%
200,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	200,000
625,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	631,250
675,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	668,250
400,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	420,640
250,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	248,125
700,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	703,941
250,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	258,750
600,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	601,500
	TOTAL	3,732,456
	Construction Machinery—0.8%
50,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	52,594
100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	109,325
525,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	558,469
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	481,522
	TOTAL	1,201,910
	Consumer Cyclical Services—1.1%
125,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	132,344
950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	992,389
525,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	541,852
125,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	131,875
	TOTAL	1,798,460
	Consumer Products—1.6%
50,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	53,682
125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	129,729
400,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	446,680

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$425,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	$426,063
650,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	655,687
700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	731,500
	TOTAL	2,443,341
	Diversified Manufacturing—1.4%
125,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	132,188
75,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	80,789
784,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	781,256
150,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	160,313
375,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	352,500
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	555,500
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	181,562
	TOTAL	2,244,108
	Environmental—0.3%
400,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	408,500
	Finance Companies—2.0%
800,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	810,000
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	103,375
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	102,530
100,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2023	103,730
725,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	784,196
900,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	932,625
225,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	233,044
	TOTAL	3,069,500
	Food & Beverage—2.7%
625,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	31,250
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	439,875
400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	416,000
125,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	129,375
525,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	538,125
125,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	128,125
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	184,625
175,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	183,969
150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	156,938
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	212,750
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,145,090
650,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	671,937
	TOTAL	4,238,059
	Gaming—3.6%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	212,750
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	416,500
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	105,866
650,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	666,185
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	581,625
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	110,000
625,000	MGM Resorts International, 6.000%, 3/15/2023	690,125
100,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	104,763
325,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	359,531
450,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	433,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$225,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	$232,875
750,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	800,625
525,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	534,082
300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	295,500
	TOTAL	5,543,552
	Health Care—10.6%
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	179,156
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	653,125
700,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	612,500
950,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	1,069,937
325,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	324,058
200,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	200,000
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	155,250
300,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	229,125
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	106,623
625,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	384,375
200,000	HCA, Inc., 5.875%, 5/1/2023	220,500
475,000	HCA, Inc., 5.875%, 2/15/2026	532,237
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	821,250
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	192,710
275,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	307,120
250,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	280,000
50,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	51,243
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	551,906
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	210,000
575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	616,630
250,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	248,733
1,025,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	949,406
1,000,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	981,700
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	427,500
925,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	946,969
575,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	577,156
500,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	451,250
1,225,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	852,600
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	52,375
450,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	464,063
175,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	179,813
200,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	206,920
500,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	508,150
275,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	283,657
650,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	685,054
125,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	127,500
75,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	80,625
850,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	786,250
	TOTAL	16,507,466
	Health Insurance—0.2%
250,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	262,500
	Independent Energy—4.9%
325,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	265,999

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$175,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	$175,823
50,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	42,000
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	240,625
469,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	464,310
75,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	73,564
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	393,840
250,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	250,625
825,000		Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	558,937
625,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	631,237
375,000	[1,3]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	145,313
175,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	186,813
250,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	182,088
325,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	232,375
200,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	201,500
75,000		Laredo Petroleum, 5.625%, 1/15/2022	70,875
225,000		Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	198,562
500,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	407,500
175,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	175,000
225,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	222,210
100,000		Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	103,750
125,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	127,188
150,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	155,625
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	186,504
175,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	151,375
475,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	394,250
200,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	180,500
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	129,345
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	21,625
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	88,000
325,000		SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	323,368
225,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	197,297
125,000		Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	9,531
375,000		Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	31,875
75,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	75,750
350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	271,250
150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	102,000
		TOTAL	7,668,429
		Industrial - Other—0.8%
200,000		Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	221,500
475,000		Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	447,688
100,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	105,750
325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	338,000
200,000		Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	211,500
		TOTAL	1,324,438
		Insurance - P&C—3.5%
175,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	188,891
550,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	515,515
125,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 10.125%, 8/1/2026	130,938
500,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	540,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Insurance - P&C—continued
$650,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	$653,250
75,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	77,250
1,650,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,701,562
250,000		Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	242,500
725,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	722,281
725,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	737,673
		TOTAL	5,509,860
		Leisure—0.7%
750,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	801,547
25,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	26,553
325,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	337,220
		TOTAL	1,165,320
		Lodging—0.5%
175,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2030	185,211
375,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	394,688
125,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	128,911
		TOTAL	708,810
		Media Entertainment—5.3%
125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	129,375
525,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	542,062
475,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	494,000
175,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	183,969
250,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	260,000
350,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	363,492
250,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	261,875
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	620,250
75,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	82,684
375,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	389,531
325,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	338,812
150,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	156,375
750,000	[2,3,4]	iHeartCommunications, Inc., Escrow, 0.000%, 3/1/2021	0
731,114		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	793,259
225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	230,625
325,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	338,813
825,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	860,764
150,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	157,500
175,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	176,365
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	322,156
225,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	228,938
200,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	206,250
75,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	75,750
800,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	840,000
150,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	151,875
		TOTAL	8,204,720
		Metals & Mining—1.7%
375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	376,875
550,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	555,500
200,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	199,750
175,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	174,963

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$500,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	$477,500
175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	181,344
375,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	382,031
250,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	257,200
	TOTAL	2,605,163
	Midstream—6.4%
200,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	215,750
175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	189,437
425,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	468,159
175,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	146,559
325,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	271,375
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	497,585
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	499,375
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	533,370
475,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	529,625
250,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	261,000
225,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	231,047
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	453,114
300,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	254,250
550,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	468,187
800,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	839,000
177,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2022	181,563
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	742,000
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	108,480
425,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	435,625
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	462,159
500,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	458,750
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	403,370
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	52,309
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	292,531
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	27,340
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	285,656
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	503,500
150,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	145,125
	TOTAL	9,956,241
	Oil Field Services—1.6%
75,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	74,813
400,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	426,484
150,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	139,500
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	292,935
200,000	Sesi LLC, 7.125%, 12/15/2021	137,250
725,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	424,125
350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	299,250
175,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	181,562
525,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	547,312
	TOTAL	2,523,231
	Packaging—6.1%
750,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	776,250
300,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	304,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$400,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	$419,240
350,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	362,652
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	233,438
675,000	Berry Plastics Corp., 5.500%, 5/15/2022	686,812
150,000	Berry Plastics Corp., 6.000%, 10/15/2022	152,438
425,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	439,790
1,100,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	1,043,955
175,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	183,531
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	985,882
575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	529,000
425,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	437,219
150,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	159,750
125,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	133,125
650,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	674,781
581,465	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	583,413
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	324,000
500,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	440,000
175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	171,938
200,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	210,740
200,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	216,750
	TOTAL	9,469,204
	Paper—0.5%
750,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	721,875
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	131,563
	TOTAL	853,438
	Pharmaceuticals—3.9%
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	210,020
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	216,666
60,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	60,975
160,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	162,600
875,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	910,000
250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	273,700
625,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	703,000
375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	422,344
50,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	56,937
200,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	202,000
275,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	277,750
444,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	274,547
675,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	399,937
1,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	1,373,031
925,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	277,778
575,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	192,625
	TOTAL	6,013,910
	Refining—0.4%
675,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	684,281
	Restaurants—1.2%
1,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	1,087,275
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	128,902
75,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	78,281

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$75,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	$77,531
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	530,500
	TOTAL	1,902,489
	Retailers—1.0%
250,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	265,375
300,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	301,500
525,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	534,844
425,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	421,812
50,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	53,688
	TOTAL	1,577,219
	Supermarkets—1.0%
125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	132,618
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	195,562
600,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	621,000
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	578,875
	TOTAL	1,528,055
	Technology—7.8%
650,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	623,675
125,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	127,825
375,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	414,750
775,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	818,981
275,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	282,906
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	134,374
875,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	967,969
250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	262,188
725,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	670,552
950,000	Infor US, Inc., 6.500%, 5/15/2022	969,000
700,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	714,000
675,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	703,687
400,000	NCR Corp., 6.375%, 12/15/2023	412,000
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	51,938
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	176,969
450,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	477,000
200,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	201,750
350,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	192,500
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	654,312
75,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	75,188
200,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	214,000
200,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	218,375
775,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	860,250
375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	375,937
1,175,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,216,125
350,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	360,938
	TOTAL	12,177,189
	Utility - Electric—2.7%
200,000	Calpine Corp., 144A, 5.250%, 6/1/2026	207,750
550,000	Calpine Corp., 5.750%, 1/15/2025	565,812
825,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	846,656
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	323,715

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	$494,550
50,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	53,938
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,250
750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	783,750
150,000		Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	153,788
300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	309,654
175,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	183,522
200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	211,186
		TOTAL	4,185,571
		Wireless Communications—4.0%
250,000		Altice France SA, 144A, 8.125%, 2/1/2027	276,563
525,000		Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	549,281
1,175,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	1,264,253
550,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	600,985
775,000		Sprint Corp., 7.125%, 6/15/2024	837,232
675,000		Sprint Corp., 7.875%, 9/15/2023	743,148
400,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	441,000
200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	206,610
250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	262,563
275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	280,827
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	363,461
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	350,249
		TOTAL	6,176,172
		TOTAL CORPORATE BONDS (IDENTIFIED COST $151,865,136)	150,456,495
		COMMON STOCKS—0.1%
		Chemicals—0.0%
8,506	[3]	Hexion Holdings Corp.	95,692
		Media Entertainment—0.1%
7,915	[3]	iHeartMedia, Inc.	118,725
		TOTAL COMMON STOCKS (IDENTIFIED COST $465,938)	214,417
		REPURCHASE AGREEMENT—1.9%
2,944,000		Interest in $667,000,000 joint repurchase agreement 2.30%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466. (IDENTIFIED COST $2,944,000)	2,944,000
		TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $155,275,074)	153,614,912
		OTHER ASSETS AND LIABILITIES - NET—1.4%[5]	2,160,647
		TOTAL NET ASSETS—100%	$155,775,559
1	Subsequent to September 30, 2019, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Issuer in default.
3	Non-income-producing security.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$150,456,495	$0	$150,456,495
Equity Securities:
Common Stocks
Domestic	214,417	—	—	214,417
Repurchase Agreement	—	2,944,000	—	2,944,000
TOTAL SECURITIES	$214,417	$153,400,495	$0	$153,614,912